Trade Receivables - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Provision for impairment of receivables	$ 629	$ 116	$ 0
Trade receivables | Customer Concentration Risk | Channel partner
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage		11.00%
Trade receivables | Customer One | Customer Concentration Risk | Channel partner
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage	15.00%
Trade receivables | Customer Two | Customer Concentration Risk | Channel partner
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage	10.00%